Basis of preparation - Transition to IFRS 16 (Details) € in Billions	Apr. 01, 2019 EUR (€)
Basis of preparation
Operating lease commitments at 31 March 2019	€ 10.8
Less effect of discounting on payments included in the operating lease commitment	(1.6)
Plus lease liabilities in respect of additional 'reasonably certain' lease extensions assumed under IFRS 16	0.8
Plus finance lease liabilities already reported under IAS 17	0.3
Lease liability opening balance reported at 1 April 2019	€ 10.3